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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Abingworth LLP

Address: Princes House, 38 Jermyn Street, London, England SW1Y 6DN

Form 13F File Number: 28-14285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Abell

Title: Member

Phone: +44 (0)20 7534 1500

Signature, Place, and Date of Signing:

 /s/ James Abell              London, UK               November 7, 2012
----------------            ---------------            ----------------
(Name)                       (City, State)             (Date)

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     19 items

Form 13F Information Table Value Total:     $245,787 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
1     Not applicable            Abingworth Management Limited

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                           FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2  COLUMN 3  COLUMN 4            COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- --------- --------- ---------  -------------------------- ---------- -------- ---------------------
                                                                                                              VOTING AUTHORITY
                              TITLE OF              VALUE    SHRS OR             PUT/   INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                  CLASS     CUSIP   (x$1000)   PRN AMT   SH/PRN    CALL   DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- --------- --------- --------- --------- -------- -------- ---------- -------- --------- ------ ----
ALEXZA PHARMACEUTICALS INC    COM       015384209    1,262    286,920 SH                DEFINED           1   286,920
ALNYLAM PHARMACEUTICALS INC   COM       02043Q107   24,691  1,314,053 SH                DEFINED           1 1,314,053
AMARIN CORP PLC               SPONS ADR 023111206  101,660  8,087,486 SH                DEFINED           1 8,087,486
ANTHERA PHARMACEUTICALS INC   COM       03674U102    3,483  3,503,956 SH                DEFINED           1 3,503,956
ASTEX PHARMACEUTICALS         COM       04624B103   13,768  4,484,697 SH                DEFINED           1 4,484,697
AVANIR PHARMACEUTICALS INC    CL A      05348P401      360    112,500 SH                DEFINED           1   112,500
CELLDEX THERAPEUTICS INC      COM       15117B103       70     11,077 SH                DEFINED           1    11,077
CARDIOME PHARMA CORP          COM       14159U202      159    480,856 SH                DEFINED           1   480,856
CLOVIS ONCOLOGY               COM       189464100   26,608  1,303,668 SH                DEFINED           1 1,303,668
CORNERSTONE THERAPEUTICS INC  COM       21924P103      435     84,742 SH                DEFINED           1    84,742
ENTREMED INC                  COM       29382F202      127     70,761 SH                DEFINED           1    70,761
EXELIXIS INC                  COM       30161Q104    2,000    415,000 SH                DEFINED           1   415,000
INCYTE CORP                   COM       45337C102   10,478    580,517 SH                DEFINED           1   580,517
ISIS PHARMACEUTICALS INC      COM       464330109    3,765    267,578 SH                DEFINED           1   267,578
ONCOGENEX PHARMACEUTICALS INC COM       68230A106    8,555    603,740 SH                DEFINED           1   603,740
PONIARD PHARMACEUTICALS INC   COM       732449301       10      4,556 SH                DEFINED           1     4,556
SUPERNUS PHARMACEUTICALS INC  COM       868459108   41,544  3,600,000 SH                DEFINED           1 3,600,000
ZALICUS INC                   COM       98887C105      648    864,044 SH                DEFINED           1   864,044
ZOGENIX INC                   COM       98978L105    6,165  2,335,218 SH                DEFINED           1 2,335,218